Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	May 13, 2011
Registrant Name	dei_EntityRegistrantName	Bennett Group of Funds
Central Index Key	dei_EntityCentralIndexKey	0001501521
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 13, 2011
Document Effective Date	dei_DocumentEffectiveDate	May 13, 2011
Prospectus Date	rr_ProspectusDate	May 13, 2011

Bennett Conservative Fund
Bennett Conservative Fund
Investment Objective
The Bennett Conservative Fund (the "Fund") seeks capital preservation and, secondarily, long-term capital appreciation.  The Fund is a feeder fund and pursues its objective by investing substantially all of its assets in its corresponding master fund, the Bennett Conservative Series (the "Conservative Series") of the Bennett Group Master Funds, which has the same investment objective and policies as the Fund.

Fees and Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  The table reflects both the direct expenses of the Fund and the indirect expenses of the Fund's portion of the expenses of the Conservative Series.

You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the Bennett Group of Funds. More information about these and other discounts is available from your financial advisor, in the section entitled "Shareholder Information" on page 30.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees - Bennett Conservative Fund	Class A	Class R
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.75%	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Bennett Conservative Fund		Class A	Class R
Management fees		0.25%	0.25%
Distribution and service (12b-1) fees		0.25%	0.25%
Other expenses		1.41%	1.41%
Administration fees		0.25%	0.25%
All other expenses	[1]	1.16%	1.16%
Acquired fund (master fund) fees and expenses	[1][2]	0.82%	0.82%
Total annual fund operating expenses		2.73%	2.73%
Fee waivers and expense reimbursements	[3]	(0.98%)	(0.98%)
Total annual fund operating expenses after fee waivers and expense reimbursements		1.75%	1.75%
[1]	"All Other expenses," "Acquired fund (master fund) fees and expenses" and "Total annual fund operating expenses" are based on estimated amounts for the Fund and Conservative Series for the current fiscal year.
[2]	The "Acquired fund (master fund) fees and expenses" reflect the expenses incurred by the Conservative Series, which include the indirect expenses of the mutual funds and exchange-traded funds (the "Underlying Funds") in which the Conservative Series invests. Because the Fund invests substantially all of its assets in the Conservative Series, the Fund and its shareholders bear, indirectly, the expenses incurred by the Conservative Series, including the Underlying Funds' expenses.
[3]	The Fund's investment adviser, Bennett Group Financial Services, LLC (the "Adviser"), has contractually agreed to waive and/or reimburse fees and/or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of the Fund (excluding acquired fund fees and expenses, Rule 12b-1 fees, interest, taxes, and non-routine or extraordinary expenses) as a percentage of average daily net assets to 0.68%, until May 31, 2012. These waivers and reimbursements may be terminated only by mutual agreement of the Adviser and the Fund.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the applicable waivers and reimbursements for the one-year period and the total operating expenses without waivers for years 2 and 3.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Bennett Conservative Fund (USD $)	1 year	3 years
Class A	743	1,286
Class R	178	754

The example reflects the aggregate estimated annual operating expenses of the Fund, which include the Fund's portion of the expenses of the Conservative Series.
Portfolio Turnover
A mutual fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  Because the Fund commenced operations as of the date of this Prospectus, information about portfolio turnover rate is not yet available.

Principal Investment Strategies
The Fund invests substantially all of its assets in the Conservative Series.  The Conservative Series is a fund of funds that invests its assets in a diversified group of unaffiliated mutual funds and exchange-traded funds (the "Underlying Funds").  These Underlying Funds will represent a wide variety of asset classes and will invest across various countries, regions, sectors, industries, and securities.  For example, the Underlying Funds in which the Conservative Series may invest will include those that invest in equity securities, convertible securities, fixed income securities (such as corporate and government bonds), natural resources/commodities (such as precious metals and oil), real estate investment trusts and derivatives (such as futures, options or swap agreements).  These investments may be made in both domestic and foreign markets, including emerging markets.  By strategically allocating the Conservative Series' assets among a number of asset classes and Underlying Funds, the Adviser believes the Conservative Series' overall risk and volatility may be reduced.

The Adviser manages the Conservative Series by using a three-stage investment process.  The Adviser begins by evaluating global liquidity trends at the country and sector level.  Global liquidity refers to the flow of capital into and out of countries or sectors.  It is affected by a variety of factors, including exchange rate adjustments, central bank intervention, monetary policy, fiscal policy, changes in the regulatory environment, average daily trading volumes, and the number of institutions participating in a particular market.  In analyzing global liquidity trends, the Adviser uses proprietary research to categorize countries and sectors as either liquidity receivers or liquidity senders based on the Adviser's determination of relative levels of, and changes in, global liquidity.  The Adviser considers liquidity senders to be older, developed countries (such as the United States, Japan and Western Europe) and sectors (such as financial services and healthcare) that generally have diminishing flows of capital investment.  Conversely, the Adviser considers liquidity receivers to be developing countries (such as China, Brazil and India) and sectors (such as precious metals and natural resources) that are experiencing, or will soon experience, rapidly increasing flows of capital investment.  The portfolio will invest predominantly in countries and sectors that are characterized as liquidity receivers.

Once the liquidity receiving countries and sectors have been identified, the Adviser will then develop a target asset allocation for the Conservative Series.  The Adviser will use a top-down approach emphasizing economic trends and current investment themes on a global basis to allocate the Conservative Series' assets across various liquidity receiving countries and sectors.  There will be no limitation as to the amount of the Conservative Series' assets required to be invested in any one country, sector or asset class.

Finally, the Adviser will use a bottom-up process based on fundamental research when selecting the individual Underlying Funds in which the Conservative Series will invest.  Among other things, the Adviser will consider an Underlying Fund's style attribution, asset class exposure, historical performance, risk/return profile and other quantitative measures.

In selecting the Underlying Funds in which the Conservative Series will invest, the Adviser will also assess the overall risk profile of the Conservative Series' portfolio of Underlying Funds.  The Adviser will seek to achieve the Conservative Series' investment objective by investing in a combination of lower and higher-risk Underlying Funds.  The role of the lower-risk Underlying Funds, which typically will represent asset classes such as government securities or sovereign debt), is to provide safer, but lower, growth prospects.  The role of the higher-risk Underlying Funds, which typically will represent asset classes such as small-cap equities and commodities, is to capture higher levels of potential growth and enhance returns.  Under normal market conditions, the Conservative Series' overall risk profile is designed to provide returns in excess of cash, while aiming to preserve capital in all phases of the economic cycle, by maintaining between 60% and 90% of its assets in Underlying Funds that are deemed lower risk.

In seeking to achieve the Conservative Series' investment objective, the Adviser has the flexibility to respond promptly to changes in market and economic conditions by reallocating the Conservative Series' investments.  These asset allocation decisions will generally be based on strategic capital markets research and/or relative market valuation of the asset classes represented by each Underlying Fund.  Modifications in the asset allocation or changes to the Underlying Funds generally will be based on strategic, long-term allocation decisions and not on tactical, short-term positioning.  The Adviser will generally sell individual Underlying Funds in response to changes in global themes; when there are adverse issues, or political risks, influences or events; or when the Adviser determines that a particular Underlying Fund, market, segment or sector is no longer considered attractive in absolute terms.

The Conservative Series may gain exposure to the natural resources/commodities markets by investing up to 25% of its assets in a wholly owned subsidiary organized under the laws of the Cayman Islands (the "Subsidiary").  Like the Fund and the Conservative Series, the Subsidiary is managed by the Adviser.  The Subsidiary is designed to enhance the ability of the Conservative Series to obtain exposure to natural resources/commodities-related investments within the limitations of the federal tax law requirements that apply to the Fund and the Conservative Series.  The Subsidiary is wholly owned and controlled by the Conservative Series.  The Conservative Series' Board has oversight responsibility for the investment activities of the Conservative Series, including investments in the Subsidiary, and the Conservative Series' role as the sole shareholder of the Subsidiary.  Moreover, in managing the Subsidiary's portfolio, the Adviser will be subject to the same operational guidelines that apply to the management of the Conservative Series.

The Fund and the Conservative Series each may use derivatives, such as futures contracts and options on futures contracts, to gain market exposure on their uninvested cash pending investment in securities or to maintain liquidity to pay redemptions.

Principal Risks
Investing in any mutual fund involves the risk that you may lose part or all of the money you invest.  Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Conservative Series' portfolio.  The Fund, through its investments in the Conservative Series and, indirectly, in the Underlying Funds is subject to the following principal risks:

Risk	Definition
Fund of funds risk
The risk that the Series' performance is affected by the Underlying Funds' performance.  There can be no assurance that the investment objectives of the Underlying Funds will be achieved; therefore, there can be no assurance that the Fund or the Series' objectives will be achieved. In addition, the Fund's shareholders and the Fund, as a shareholder of the Series, will indirectly bear the costs and expenses of the Underlying Funds.

Asset allocation risk	The risk that the Series' and the Underlying Funds' allocation strategies may not produce the desired results.
Exchange-Traded Fund risk
The risks that an ETF may experience many of the same risks associated with individual securities; is subject to market risk where the market as a whole, or that specific sector, may decline; and may trade at a discount to the aggregate value of its underlying securities.

Market risk
The risk that all or a majority of the securities in a certain market — like the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, or investor confidence or heavy institutional selling.

Equity risk	Stocks and other equity securities generally fluctuate in value more than bonds.
Foreign risk
The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, inefficient markets and higher transaction costs, changes in currency exchange rates, foreign economic conditions, or inadequate or different regulatory and accounting standards.

Currency risk
Underlying Funds that invest directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad. As a result, the Underlying Fund's investments in foreign currency-denominated securities may reduce the returns of the Series.

Credit risk	The risk that an issuer of a debt security, including a governmental issuer, may be unable to make interest payments and repay principal in a timely manner.
Interest rate risk
The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds; however, because companies in the real estate sector and smaller companies often borrow money to finance their operations, they may be adversely affected by rising interest rates.

Derivatives risk
Derivatives may involve additional expenses and are subject to the risk that a security or a securities index to which the derivative is associated moves in the opposite direction from what the portfolio manager had anticipated. Another risk of derivative transactions is the creditworthiness of the counterparty because the transactions rely upon the counterparty's ability to fulfill its contractual obligations.

Liquidity risk
The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them, which may prevent the Adviser from disposing of securities at a favorable time or price during periods of infrequent trading of such securities.

Natural resources/commodities risk
Investing in natural resources and commodities can be riskier than other types of investment activities because of a range of factors, including price fluctuation caused by real and perceived inflationary trends and political developments; and the cost assumed by natural resource and commodities companies in complying with environmental and safety regulations.

Real estate industry risk
This risk includes, among others, possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes, and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties resulting from, environmental problems; casualty for condemnation losses; uninsured damages from floods, earthquakes, or other natural disasters; limitations on and variations in rents; and changes in interest rates.

Industry concentration risk
Certain Underlying Funds may concentrate their investments in a particular industry or industries. Concentration risk results from maintaining exposure to issuers conducting business in a specific industry. The risk of concentrating investments in a particular industry is that an Underlying Fund will be more susceptible to the risks associated with that industry than a fund does not concentrate its investments.

Risks of investment in the Subsidiary
By investing in the Subsidiary, the Series are indirectly exposed to the risks associated with the Subsidiary's commodity-related investments. The Subsidiary will not be registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act.  Changes in the laws of the United States and/or the Cayman Islands, under which the Series and the Subsidiary, respectively, are organized, could result in the inability of the Series and/or the Subsidiary to operate as described in this Prospectus and could negatively affect the Series and their shareholders.

Past performance
Because the Fund commenced operations as of the date of this prospectus, the Fund does not have a performance history.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Bennett Group of Funds
Prospectus Date	rr_ProspectusDate	May 13, 2011
Bennett Conservative Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.25%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	1.41%
Administration fees	rr_Component1OtherExpensesOverAssets	0.25%
All other expenses	rr_Component2OtherExpensesOverAssets	1.16%	[1]
Acquired fund (master fund) fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.82%	[1],[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.73%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.98%)	[3]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	1.75%
1 year	rr_ExpenseExampleYear01	743
3 years	rr_ExpenseExampleYear03	1,286
Bennett Conservative Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.25%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	1.41%
Administration fees	rr_Component1OtherExpensesOverAssets	0.25%
All other expenses	rr_Component2OtherExpensesOverAssets	1.16%	[1]
Acquired fund (master fund) fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.82%	[1],[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.73%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.98%)	[3]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	1.75%
1 year	rr_ExpenseExampleYear01	178
3 years	rr_ExpenseExampleYear03	754
Bennett Conservative Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Bennett Conservative Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Bennett Conservative Fund (the "Fund") seeks capital preservation and, secondarily, long-term capital appreciation.  The Fund is a feeder fund and pursues its objective by investing substantially all of its assets in its corresponding master fund, the Bennett Conservative Series (the "Conservative Series") of the Bennett Group Master Funds, which has the same investment objective and policies as the Fund.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  The table reflects both the direct expenses of the Fund and the indirect expenses of the Fund's portion of the expenses of the Conservative Series.

You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the Bennett Group of Funds. More information about these and other discounts is available from your financial advisor, in the section entitled "Shareholder Information" on page 30.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 31, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
A mutual fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  Because the Fund commenced operations as of the date of this Prospectus, information about portfolio turnover rate is not yet available.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Bennett Group of Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"All Other expenses," "Acquired fund (master fund) fees and expenses" and "Total annual fund operating expenses" are based on estimated amounts for the Fund and Conservative Series for the current fiscal year
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the applicable waivers and reimbursements for the one-year period and the total operating expenses without waivers for years 2 and 3.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The example reflects the aggregate estimated annual operating expenses of the Fund, which include the Fund's portion of the expenses of the Conservative Series.
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	The example reflects the aggregate estimated annual operating expenses of the Fund, which include the Fund's portion of the expenses of the Conservative Series
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests substantially all of its assets in the Conservative Series.  The Conservative Series is a fund of funds that invests its assets in a diversified group of unaffiliated mutual funds and exchange-traded funds (the "Underlying Funds").  These Underlying Funds will represent a wide variety of asset classes and will invest across various countries, regions, sectors, industries, and securities.  For example, the Underlying Funds in which the Conservative Series may invest will include those that invest in equity securities, convertible securities, fixed income securities (such as corporate and government bonds), natural resources/commodities (such as precious metals and oil), real estate investment trusts and derivatives (such as futures, options or swap agreements).  These investments may be made in both domestic and foreign markets, including emerging markets.  By strategically allocating the Conservative Series' assets among a number of asset classes and Underlying Funds, the Adviser believes the Conservative Series' overall risk and volatility may be reduced.

The Adviser manages the Conservative Series by using a three-stage investment process.  The Adviser begins by evaluating global liquidity trends at the country and sector level.  Global liquidity refers to the flow of capital into and out of countries or sectors.  It is affected by a variety of factors, including exchange rate adjustments, central bank intervention, monetary policy, fiscal policy, changes in the regulatory environment, average daily trading volumes, and the number of institutions participating in a particular market.  In analyzing global liquidity trends, the Adviser uses proprietary research to categorize countries and sectors as either liquidity receivers or liquidity senders based on the Adviser's determination of relative levels of, and changes in, global liquidity.  The Adviser considers liquidity senders to be older, developed countries (such as the United States, Japan and Western Europe) and sectors (such as financial services and healthcare) that generally have diminishing flows of capital investment.  Conversely, the Adviser considers liquidity receivers to be developing countries (such as China, Brazil and India) and sectors (such as precious metals and natural resources) that are experiencing, or will soon experience, rapidly increasing flows of capital investment.  The portfolio will invest predominantly in countries and sectors that are characterized as liquidity receivers.

Once the liquidity receiving countries and sectors have been identified, the Adviser will then develop a target asset allocation for the Conservative Series.  The Adviser will use a top-down approach emphasizing economic trends and current investment themes on a global basis to allocate the Conservative Series' assets across various liquidity receiving countries and sectors.  There will be no limitation as to the amount of the Conservative Series' assets required to be invested in any one country, sector or asset class.

Finally, the Adviser will use a bottom-up process based on fundamental research when selecting the individual Underlying Funds in which the Conservative Series will invest.  Among other things, the Adviser will consider an Underlying Fund's style attribution, asset class exposure, historical performance, risk/return profile and other quantitative measures.

In selecting the Underlying Funds in which the Conservative Series will invest, the Adviser will also assess the overall risk profile of the Conservative Series' portfolio of Underlying Funds.  The Adviser will seek to achieve the Conservative Series' investment objective by investing in a combination of lower and higher-risk Underlying Funds.  The role of the lower-risk Underlying Funds, which typically will represent asset classes such as government securities or sovereign debt), is to provide safer, but lower, growth prospects.  The role of the higher-risk Underlying Funds, which typically will represent asset classes such as small-cap equities and commodities, is to capture higher levels of potential growth and enhance returns.  Under normal market conditions, the Conservative Series' overall risk profile is designed to provide returns in excess of cash, while aiming to preserve capital in all phases of the economic cycle, by maintaining between 60% and 90% of its assets in Underlying Funds that are deemed lower risk.

In seeking to achieve the Conservative Series' investment objective, the Adviser has the flexibility to respond promptly to changes in market and economic conditions by reallocating the Conservative Series' investments.  These asset allocation decisions will generally be based on strategic capital markets research and/or relative market valuation of the asset classes represented by each Underlying Fund.  Modifications in the asset allocation or changes to the Underlying Funds generally will be based on strategic, long-term allocation decisions and not on tactical, short-term positioning.  The Adviser will generally sell individual Underlying Funds in response to changes in global themes; when there are adverse issues, or political risks, influences or events; or when the Adviser determines that a particular Underlying Fund, market, segment or sector is no longer considered attractive in absolute terms.

The Conservative Series may gain exposure to the natural resources/commodities markets by investing up to 25% of its assets in a wholly owned subsidiary organized under the laws of the Cayman Islands (the "Subsidiary").  Like the Fund and the Conservative Series, the Subsidiary is managed by the Adviser.  The Subsidiary is designed to enhance the ability of the Conservative Series to obtain exposure to natural resources/commodities-related investments within the limitations of the federal tax law requirements that apply to the Fund and the Conservative Series.  The Subsidiary is wholly owned and controlled by the Conservative Series.  The Conservative Series' Board has oversight responsibility for the investment activities of the Conservative Series, including investments in the Subsidiary, and the Conservative Series' role as the sole shareholder of the Subsidiary.  Moreover, in managing the Subsidiary's portfolio, the Adviser will be subject to the same operational guidelines that apply to the management of the Conservative Series.

The Fund and the Conservative Series each may use derivatives, such as futures contracts and options on futures contracts, to gain market exposure on their uninvested cash pending investment in securities or to maintain liquidity to pay redemptions.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Investing in any mutual fund involves the risk that you may lose part or all of the money you invest.  Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Conservative Series' portfolio.  The Fund, through its investments in the Conservative Series and, indirectly, in the Underlying Funds is subject to the following principal risks:

Risk	Definition
Fund of funds risk
The risk that the Series' performance is affected by the Underlying Funds' performance.  There can be no assurance that the investment objectives of the Underlying Funds will be achieved; therefore, there can be no assurance that the Fund or the Series' objectives will be achieved. In addition, the Fund's shareholders and the Fund, as a shareholder of the Series, will indirectly bear the costs and expenses of the Underlying Funds.

Asset allocation risk	The risk that the Series' and the Underlying Funds' allocation strategies may not produce the desired results.
Exchange-Traded Fund risk
The risks that an ETF may experience many of the same risks associated with individual securities; is subject to market risk where the market as a whole, or that specific sector, may decline; and may trade at a discount to the aggregate value of its underlying securities.

Market risk
The risk that all or a majority of the securities in a certain market — like the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, or investor confidence or heavy institutional selling.

Equity risk	Stocks and other equity securities generally fluctuate in value more than bonds.
Foreign risk
The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, inefficient markets and higher transaction costs, changes in currency exchange rates, foreign economic conditions, or inadequate or different regulatory and accounting standards.

Currency risk
Underlying Funds that invest directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad. As a result, the Underlying Fund's investments in foreign currency-denominated securities may reduce the returns of the Series.

Credit risk	The risk that an issuer of a debt security, including a governmental issuer, may be unable to make interest payments and repay principal in a timely manner.
Interest rate risk
The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds; however, because companies in the real estate sector and smaller companies often borrow money to finance their operations, they may be adversely affected by rising interest rates.

Derivatives risk
Derivatives may involve additional expenses and are subject to the risk that a security or a securities index to which the derivative is associated moves in the opposite direction from what the portfolio manager had anticipated. Another risk of derivative transactions is the creditworthiness of the counterparty because the transactions rely upon the counterparty's ability to fulfill its contractual obligations.

Liquidity risk
The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them, which may prevent the Adviser from disposing of securities at a favorable time or price during periods of infrequent trading of such securities.

Natural resources/commodities risk
Investing in natural resources and commodities can be riskier than other types of investment activities because of a range of factors, including price fluctuation caused by real and perceived inflationary trends and political developments; and the cost assumed by natural resource and commodities companies in complying with environmental and safety regulations.

Real estate industry risk
This risk includes, among others, possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes, and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties resulting from, environmental problems; casualty for condemnation losses; uninsured damages from floods, earthquakes, or other natural disasters; limitations on and variations in rents; and changes in interest rates.

Industry concentration risk
Certain Underlying Funds may concentrate their investments in a particular industry or industries. Concentration risk results from maintaining exposure to issuers conducting business in a specific industry. The risk of concentrating investments in a particular industry is that an Underlying Fund will be more susceptible to the risks associated with that industry than a fund does not concentrate its investments.

Risks of investment in the Subsidiary
By investing in the Subsidiary, the Series are indirectly exposed to the risks associated with the Subsidiary's commodity-related investments. The Subsidiary will not be registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act.  Changes in the laws of the United States and/or the Cayman Islands, under which the Series and the Subsidiary, respectively, are organized, could result in the inability of the Series and/or the Subsidiary to operate as described in this Prospectus and could negatively affect the Series and their shareholders.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the Fund commenced operations as of the date of this prospectus, the Fund does not have a performance history.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund commenced operations as of the date of this prospectus, the Fund does not have a performance history

[1]	"All Other expenses," "Acquired fund (master fund) fees and expenses" and "Total annual fund operating expenses" are based on estimated amounts for the Fund and Conservative Series for the current fiscal year.
[2]	The "Acquired fund (master fund) fees and expenses" reflect the expenses incurred by the Conservative Series, which include the indirect expenses of the mutual funds and exchange-traded funds (the "Underlying Funds") in which the Conservative Series invests. Because the Fund invests substantially all of its assets in the Conservative Series, the Fund and its shareholders bear, indirectly, the expenses incurred by the Conservative Series, including the Underlying Funds' expenses.
[3]	The Fund's investment adviser, Bennett Group Financial Services, LLC (the "Adviser"), has contractually agreed to waive and/or reimburse fees and/or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of the Fund (excluding acquired fund fees and expenses, Rule 12b-1 fees, interest, taxes, and non-routine or extraordinary expenses) as a percentage of average daily net assets to 0.68%, until May 31, 2012. These waivers and reimbursements may be terminated only by mutual agreement of the Adviser and the Fund.

Bennett Moderate Fund
Bennett Moderate Fund
Investment Objective
The Bennett Moderate Fund (the "Fund") seeks a balance of capital preservation and long-term capital appreciation. The Fund is a feeder fund and pursues its objective by investing substantially all of its assets in its corresponding master fund, the Bennett Moderate Series (the "Moderate Series") of the Bennett Group Master Funds, which has the same investment objective and policies as the Fund.

Fees and Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  The table reflects both the direct expenses of the Fund and the indirect expenses of the Fund's portion of the expenses of the Moderate Series.

You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the Bennett Group of Funds. More information about these and other discounts is available from your financial advisor, in the section entitled "Shareholder Information" on page 30.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees - Bennett Moderate Fund	Class A	Class R
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.75%	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Bennett Moderate Fund		Class A	Class R
Management fees		0.25%	0.25%
Distribution and service (12b-1) fees		0.25%	0.25%
Other expenses		1.41%	1.41%
Administration fees		0.25%	0.25%
All other expenses	[1]	1.16%	1.16%
Acquired fund (master fund) fees and expenses	[1][2]	0.82%	0.82%
Total annual fund operating expenses		2.73%	2.73%
Fee waivers and expense reimbursements	[3]	(0.98%)	(0.98%)
Total annual fund operating expenses after fee waivers and expense reimbursements		1.75%	1.75%
[1]	"All Other expenses," "Acquired fund (master fund) fees and expenses" and "Total annual fund operating expenses" are based on estimated amounts for the Fund and Moderate Series for the current fiscal year.
[2]	The "Acquired fund (master fund) fees and expenses" reflect the expenses incurred by the Moderate Series, which include the indirect expenses of the mutual funds and exchange-traded funds (the "Underlying Funds") in which the Moderate Series invests. Because the Fund invests substantially all of its assets in the Moderate Series, the Fund and its shareholders bear, indirectly, the expenses incurred by the Moderate Series, including the Underlying Funds' expenses.
[3]	The Fund's investment adviser, Bennett Group Financial Services, LLC (the "Adviser"), has contractually agreed to waive and/or reimburse fees and/or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of the Fund (excluding acquired fund fees and expenses, Rule 12b-1 fees, interest, taxes, and non-routine or extraordinary expenses) as a percentage of average daily net assets to 0.68%, until May 31, 2012. These waivers and reimbursements may be terminated only by mutual agreement of the Adviser and the Fund.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the applicable waivers and reimbursements for the one-year period and the total operating expenses without waivers for years 2 and 3.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Bennett Moderate Fund (USD $)	1 year	3 years
Class A	743	1,286
Class R	178	754

The example reflects the aggregate estimated annual operating expenses of the Fund, which include the Fund's portion of the expenses of the Moderate Series.
Portfolio Turnover
A mutual fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  Because the Fund commenced operations as of the date of this Prospectus, information about portfolio turnover rate is not yet available.

Principal Investment Strategies
The Fund invests substantially all of its assets in the Moderate Series.  The Moderate Series is a fund of funds that invests its assets in a diversified group of unaffiliated mutual funds and exchange-traded funds (the "Underlying Funds").  These Underlying Funds will represent a wide variety of asset classes and will invest across various countries, regions, sectors, industries, and securities.  For example, the Underlying Funds in which the Moderate Series may invest will include those that invest in equity securities, convertible securities, fixed income securities (such as corporate and government bonds), natural resources/commodities (such as precious metals and oil), real estate investment trusts and derivatives (such as futures, options or swap agreements).  These investments may be made in both domestic and foreign markets, including emerging markets.  By strategically allocating the Moderate Series' assets among a number of asset classes and Underlying Funds, the Adviser believes the Moderate Series' overall risk and volatility may be reduced.

The Adviser manages the Moderate Series by using a three-stage investment process.  The Adviser begins by evaluating global liquidity trends at the country and sector level.  Global liquidity refers to the flow of capital into and out of countries or sectors.  It is affected by a variety of factors, including exchange rate adjustments, central bank intervention, monetary policy, fiscal policy, changes in the regulatory environment, average daily trading volumes, and the number of institutions participating in a particular market.  In analyzing global liquidity trends, the Adviser uses proprietary research to categorize countries and sectors as either liquidity receivers or liquidity senders based on the Adviser's determination of relative levels of, and changes in, global liquidity.  The Adviser considers liquidity senders to be older, developed countries (such as the United States, Japan and Western Europe) and sectors (such as financial services and healthcare) that generally have diminishing flows of capital investment.  Conversely, the Adviser considers liquidity receivers to be developing countries (such as China, Brazil and India) and sectors (such as precious metals and natural resources) that are experiencing, or will soon experience, rapidly increasing flows of capital investment.  The portfolio will invest predominantly in countries and sectors that are characterized as liquidity receivers.

Once the liquidity receiving countries and sectors have been identified, the Adviser will then develop a target asset allocation for the Moderate Series.  The Adviser will use a top-down approach emphasizing economic trends and current investment themes on a global basis to allocate the Moderate Series' assets across various liquidity receiving countries and sectors.  There will be no limitation as to the amount of the Moderate Series' assets required to be invested in any one country, sector or asset class.

Finally, the Adviser will use a bottom-up process based on fundamental research when selecting the individual Underlying Funds in which the Moderate Series will invest.  Among other things, the Adviser will consider an Underlying Fund's style attribution, asset class exposure, historical performance, risk/return profile and other quantitative measures.

In selecting the Underlying Funds in which the Moderate Series will invest, the Adviser will also assess the overall risk profile of the Moderate Series' portfolio of Underlying Funds.  The Adviser will seek to achieve the Moderate Series' investment objective by investing in a combination of lower and higher-risk Underlying Funds.  The role of the lower-risk Underlying Funds, which typically will represent asset classes such as government securities or sovereign debt), is to provide safer, but lower, growth prospects.  The role of the higher-risk Underlying Funds, which typically will represent asset classes such as small-cap equities and commodities, is to capture higher levels of potential growth and enhance returns.  Under normal market conditions, the Moderate Series' overall risk profile is designed to provide moderate growth potential while keeping a strong focus on capital preservation and will seek to reduce negative returns even in falling markets by maintaining approximately 50% of the Moderate Series' assets in Underlying Funds that are deemed lower risk.

In seeking to achieve the Moderate Series' investment objective, the Adviser has the flexibility to respond promptly to changes in market and economic conditions by reallocating the Moderate Series' investments.  These asset allocation decisions will generally be based on strategic capital markets research and/or relative market valuation of the asset classes represented by each Underlying Fund.  Modifications in the asset allocation or changes to the Underlying Funds generally will be based on strategic, long-term allocation decisions and not on tactical, short-term positioning.  The Adviser will generally sell individual Underlying Funds in response to changes in global themes; when there are adverse issues, or political risks, influences or events; or when the Adviser determines that a particular Underlying Fund, market, segment or sector is no longer considered attractive in absolute terms.

The Moderate Series may gain exposure to the natural resources/commodities markets by investing up to 25% of its assets in a wholly owned subsidiary organized under the laws of the Cayman Islands (the "Subsidiary").  Like the Fund and the Moderate Series, the Subsidiary is managed by the Adviser.  The Subsidiary is designed to enhance the ability of the Moderate Series to obtain exposure to natural resources/commodities-related investments within the limitations of the federal tax law requirements that apply to the Fund and the Moderate Series.  The Subsidiary is wholly owned and controlled by the Moderate Series.  The Moderate Series' Board has oversight responsibility for the investment activities of the Moderate Series, including investments in the Subsidiary, and the Moderate Series' role as the sole shareholder of the Subsidiary.  Moreover, in managing the Subsidiary's portfolio, the Adviser will be subject to the same operational guidelines that apply to the management of the Moderate Series.

The Fund and the Moderate Series each may use derivatives, such as futures contracts and options on futures contracts, to gain market exposure on their uninvested cash pending investment in securities or to maintain liquidity to pay redemptions.

Principal Risks
Investing in any mutual fund involves the risk that you may lose part or all of the money you invest.  Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Moderate Series' portfolio.  The Fund, through its investments in the Moderate Series and, indirectly, in the Underlying Funds is subject to the following principal risks:

Risk	Definition
Fund of funds risk
The risk that the Series' performance is affected by the Underlying Funds' performance.  There can be no assurance that the investment objectives of the Underlying Funds will be achieved; therefore, there can be no assurance that the Fund or the Series' objectives will be achieved. In addition, the Fund's shareholders and the Fund, as a shareholder of the Series, will indirectly bear the costs and expenses of the Underlying Funds.

Asset allocation risk	The risk that the Series' and the Underlying Funds' allocation strategies may not produce the desired results.
Exchange-Traded Fund risk
The risks that an ETF may experience many of the same risks associated with individual securities; is subject to market risk where the market as a whole, or that specific sector, may decline; and may trade at a discount to the aggregate value of its underlying securities.

Market risk
The risk that all or a majority of the securities in a certain market — like the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, or investor confidence or heavy institutional selling.

Equity risk	Stocks and other equity securities generally fluctuate in value more than bonds.
Foreign risk
The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, inefficient markets and higher transaction costs, changes in currency exchange rates, foreign economic conditions, or inadequate or different regulatory and accounting standards.

Currency risk
Underlying Funds that invest directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad. As a result, the Underlying Fund's investments in foreign currency-denominated securities may reduce the returns of the Series.

Credit risk	The risk that an issuer of a debt security, including a governmental issuer, may be unable to make interest payments and repay principal in a timely manner.
Interest rate risk
The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds; however, because companies in the real estate sector and smaller companies often borrow money to finance their operations, they may be adversely affected by rising interest rates.

Derivatives risk
Derivatives may involve additional expenses and are subject to the risk that a security or a securities index to which the derivative is associated moves in the opposite direction from what the portfolio manager had anticipated. Another risk of derivative transactions is the creditworthiness of the counterparty because the transactions rely upon the counterparty's ability to fulfill its contractual obligations.

Liquidity risk
The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them, which may prevent the Adviser from disposing of securities at a favorable time or price during periods of infrequent trading of such securities.

Natural resources/commodities risk
Investing in natural resources and commodities can be riskier than other types of investment activities because of a range of factors, including price fluctuation caused by real and perceived inflationary trends and political developments; and the cost assumed by natural resource and commodities companies in complying with environmental and safety regulations.

Real estate industry risk
This risk includes, among others, possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes, and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties resulting from, environmental problems; casualty for condemnation losses; uninsured damages from floods, earthquakes, or other natural disasters; limitations on and variations in rents; and changes in interest rates.

Industry concentration risk
Certain Underlying Funds may concentrate their investments in a particular industry or industries. Concentration risk results from maintaining exposure to issuers conducting business in a specific industry. The risk of concentrating investments in a particular industry is that an Underlying Fund will be more susceptible to the risks associated with that industry than a fund does not concentrate its investments.

Risks of investment in the Subsidiary
By investing in the Subsidiary, the Series are indirectly exposed to the risks associated with the Subsidiary's commodity-related investments. The Subsidiary will not be registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act.  Changes in the laws of the United States and/or the Cayman Islands, under which the Series and the Subsidiary, respectively, are organized, could result in the inability of the Series and/or the Subsidiary to operate as described in this Prospectus and could negatively affect the Series and their shareholders.

Past performance
Because the Fund commenced operations as of the date of this prospectus, the Fund does not have a performance history.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Bennett Group of Funds
Prospectus Date	rr_ProspectusDate	May 13, 2011
Bennett Moderate Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.25%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	1.41%
Administration fees	rr_Component1OtherExpensesOverAssets	0.25%
All other expenses	rr_Component2OtherExpensesOverAssets	1.16%	[1]
Acquired fund (master fund) fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.82%	[1],[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.73%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.98%)	[3]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	1.75%
1 year	rr_ExpenseExampleYear01	743
3 years	rr_ExpenseExampleYear03	1,286
Bennett Moderate Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.25%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	1.41%
Administration fees	rr_Component1OtherExpensesOverAssets	0.25%
All other expenses	rr_Component2OtherExpensesOverAssets	1.16%	[1]
Acquired fund (master fund) fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.82%	[1],[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.73%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.98%)	[3]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	1.75%
1 year	rr_ExpenseExampleYear01	178
3 years	rr_ExpenseExampleYear03	754
Bennett Moderate Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Bennett Moderate Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Bennett Moderate Fund (the "Fund") seeks a balance of capital preservation and long-term capital appreciation. The Fund is a feeder fund and pursues its objective by investing substantially all of its assets in its corresponding master fund, the Bennett Moderate Series (the "Moderate Series") of the Bennett Group Master Funds, which has the same investment objective and policies as the Fund.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  The table reflects both the direct expenses of the Fund and the indirect expenses of the Fund's portion of the expenses of the Moderate Series.

You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the Bennett Group of Funds. More information about these and other discounts is available from your financial advisor, in the section entitled "Shareholder Information" on page 30.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 31, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
A mutual fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  Because the Fund commenced operations as of the date of this Prospectus, information about portfolio turnover rate is not yet available.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Bennett Group of Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"All Other expenses," "Acquired fund (master fund) fees and expenses" and "Total annual fund operating expenses" are based on estimated amounts for the Fund and Moderate Series for the current fiscal year
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the applicable waivers and reimbursements for the one-year period and the total operating expenses without waivers for years 2 and 3.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The example reflects the aggregate estimated annual operating expenses of the Fund, which include the Fund's portion of the expenses of the Moderate Series.
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	The example reflects the aggregate estimated annual operating expenses of the Fund, which include the Fund's portion of the expenses of the Moderate Series
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests substantially all of its assets in the Moderate Series.  The Moderate Series is a fund of funds that invests its assets in a diversified group of unaffiliated mutual funds and exchange-traded funds (the "Underlying Funds").  These Underlying Funds will represent a wide variety of asset classes and will invest across various countries, regions, sectors, industries, and securities.  For example, the Underlying Funds in which the Moderate Series may invest will include those that invest in equity securities, convertible securities, fixed income securities (such as corporate and government bonds), natural resources/commodities (such as precious metals and oil), real estate investment trusts and derivatives (such as futures, options or swap agreements).  These investments may be made in both domestic and foreign markets, including emerging markets.  By strategically allocating the Moderate Series' assets among a number of asset classes and Underlying Funds, the Adviser believes the Moderate Series' overall risk and volatility may be reduced.

The Adviser manages the Moderate Series by using a three-stage investment process.  The Adviser begins by evaluating global liquidity trends at the country and sector level.  Global liquidity refers to the flow of capital into and out of countries or sectors.  It is affected by a variety of factors, including exchange rate adjustments, central bank intervention, monetary policy, fiscal policy, changes in the regulatory environment, average daily trading volumes, and the number of institutions participating in a particular market.  In analyzing global liquidity trends, the Adviser uses proprietary research to categorize countries and sectors as either liquidity receivers or liquidity senders based on the Adviser's determination of relative levels of, and changes in, global liquidity.  The Adviser considers liquidity senders to be older, developed countries (such as the United States, Japan and Western Europe) and sectors (such as financial services and healthcare) that generally have diminishing flows of capital investment.  Conversely, the Adviser considers liquidity receivers to be developing countries (such as China, Brazil and India) and sectors (such as precious metals and natural resources) that are experiencing, or will soon experience, rapidly increasing flows of capital investment.  The portfolio will invest predominantly in countries and sectors that are characterized as liquidity receivers.

Once the liquidity receiving countries and sectors have been identified, the Adviser will then develop a target asset allocation for the Moderate Series.  The Adviser will use a top-down approach emphasizing economic trends and current investment themes on a global basis to allocate the Moderate Series' assets across various liquidity receiving countries and sectors.  There will be no limitation as to the amount of the Moderate Series' assets required to be invested in any one country, sector or asset class.

Finally, the Adviser will use a bottom-up process based on fundamental research when selecting the individual Underlying Funds in which the Moderate Series will invest.  Among other things, the Adviser will consider an Underlying Fund's style attribution, asset class exposure, historical performance, risk/return profile and other quantitative measures.

In selecting the Underlying Funds in which the Moderate Series will invest, the Adviser will also assess the overall risk profile of the Moderate Series' portfolio of Underlying Funds.  The Adviser will seek to achieve the Moderate Series' investment objective by investing in a combination of lower and higher-risk Underlying Funds.  The role of the lower-risk Underlying Funds, which typically will represent asset classes such as government securities or sovereign debt), is to provide safer, but lower, growth prospects.  The role of the higher-risk Underlying Funds, which typically will represent asset classes such as small-cap equities and commodities, is to capture higher levels of potential growth and enhance returns.  Under normal market conditions, the Moderate Series' overall risk profile is designed to provide moderate growth potential while keeping a strong focus on capital preservation and will seek to reduce negative returns even in falling markets by maintaining approximately 50% of the Moderate Series' assets in Underlying Funds that are deemed lower risk.

In seeking to achieve the Moderate Series' investment objective, the Adviser has the flexibility to respond promptly to changes in market and economic conditions by reallocating the Moderate Series' investments.  These asset allocation decisions will generally be based on strategic capital markets research and/or relative market valuation of the asset classes represented by each Underlying Fund.  Modifications in the asset allocation or changes to the Underlying Funds generally will be based on strategic, long-term allocation decisions and not on tactical, short-term positioning.  The Adviser will generally sell individual Underlying Funds in response to changes in global themes; when there are adverse issues, or political risks, influences or events; or when the Adviser determines that a particular Underlying Fund, market, segment or sector is no longer considered attractive in absolute terms.

The Moderate Series may gain exposure to the natural resources/commodities markets by investing up to 25% of its assets in a wholly owned subsidiary organized under the laws of the Cayman Islands (the "Subsidiary").  Like the Fund and the Moderate Series, the Subsidiary is managed by the Adviser.  The Subsidiary is designed to enhance the ability of the Moderate Series to obtain exposure to natural resources/commodities-related investments within the limitations of the federal tax law requirements that apply to the Fund and the Moderate Series.  The Subsidiary is wholly owned and controlled by the Moderate Series.  The Moderate Series' Board has oversight responsibility for the investment activities of the Moderate Series, including investments in the Subsidiary, and the Moderate Series' role as the sole shareholder of the Subsidiary.  Moreover, in managing the Subsidiary's portfolio, the Adviser will be subject to the same operational guidelines that apply to the management of the Moderate Series.

The Fund and the Moderate Series each may use derivatives, such as futures contracts and options on futures contracts, to gain market exposure on their uninvested cash pending investment in securities or to maintain liquidity to pay redemptions.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Investing in any mutual fund involves the risk that you may lose part or all of the money you invest.  Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Moderate Series' portfolio.  The Fund, through its investments in the Moderate Series and, indirectly, in the Underlying Funds is subject to the following principal risks:

Risk	Definition
Fund of funds risk
The risk that the Series' performance is affected by the Underlying Funds' performance.  There can be no assurance that the investment objectives of the Underlying Funds will be achieved; therefore, there can be no assurance that the Fund or the Series' objectives will be achieved. In addition, the Fund's shareholders and the Fund, as a shareholder of the Series, will indirectly bear the costs and expenses of the Underlying Funds.

Asset allocation risk	The risk that the Series' and the Underlying Funds' allocation strategies may not produce the desired results.
Exchange-Traded Fund risk
The risks that an ETF may experience many of the same risks associated with individual securities; is subject to market risk where the market as a whole, or that specific sector, may decline; and may trade at a discount to the aggregate value of its underlying securities.

Market risk
The risk that all or a majority of the securities in a certain market — like the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, or investor confidence or heavy institutional selling.

Equity risk	Stocks and other equity securities generally fluctuate in value more than bonds.
Foreign risk
The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, inefficient markets and higher transaction costs, changes in currency exchange rates, foreign economic conditions, or inadequate or different regulatory and accounting standards.

Currency risk
Underlying Funds that invest directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad. As a result, the Underlying Fund's investments in foreign currency-denominated securities may reduce the returns of the Series.

Credit risk	The risk that an issuer of a debt security, including a governmental issuer, may be unable to make interest payments and repay principal in a timely manner.
Interest rate risk
The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds; however, because companies in the real estate sector and smaller companies often borrow money to finance their operations, they may be adversely affected by rising interest rates.

Derivatives risk
Derivatives may involve additional expenses and are subject to the risk that a security or a securities index to which the derivative is associated moves in the opposite direction from what the portfolio manager had anticipated. Another risk of derivative transactions is the creditworthiness of the counterparty because the transactions rely upon the counterparty's ability to fulfill its contractual obligations.

Liquidity risk
The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them, which may prevent the Adviser from disposing of securities at a favorable time or price during periods of infrequent trading of such securities.

Natural resources/commodities risk
Investing in natural resources and commodities can be riskier than other types of investment activities because of a range of factors, including price fluctuation caused by real and perceived inflationary trends and political developments; and the cost assumed by natural resource and commodities companies in complying with environmental and safety regulations.

Real estate industry risk
This risk includes, among others, possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes, and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties resulting from, environmental problems; casualty for condemnation losses; uninsured damages from floods, earthquakes, or other natural disasters; limitations on and variations in rents; and changes in interest rates.

Industry concentration risk
Certain Underlying Funds may concentrate their investments in a particular industry or industries. Concentration risk results from maintaining exposure to issuers conducting business in a specific industry. The risk of concentrating investments in a particular industry is that an Underlying Fund will be more susceptible to the risks associated with that industry than a fund does not concentrate its investments.

Risks of investment in the Subsidiary
By investing in the Subsidiary, the Series are indirectly exposed to the risks associated with the Subsidiary's commodity-related investments. The Subsidiary will not be registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act.  Changes in the laws of the United States and/or the Cayman Islands, under which the Series and the Subsidiary, respectively, are organized, could result in the inability of the Series and/or the Subsidiary to operate as described in this Prospectus and could negatively affect the Series and their shareholders.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the Fund commenced operations as of the date of this prospectus, the Fund does not have a performance history.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund commenced operations as of the date of this prospectus, the Fund does not have a performance history

[1]	"All Other expenses," "Acquired fund (master fund) fees and expenses" and "Total annual fund operating expenses" are based on estimated amounts for the Fund and Moderate Series for the current fiscal year.
[2]	The "Acquired fund (master fund) fees and expenses" reflect the expenses incurred by the Moderate Series, which include the indirect expenses of the mutual funds and exchange-traded funds (the "Underlying Funds") in which the Moderate Series invests. Because the Fund invests substantially all of its assets in the Moderate Series, the Fund and its shareholders bear, indirectly, the expenses incurred by the Moderate Series, including the Underlying Funds' expenses.
[3]	The Fund's investment adviser, Bennett Group Financial Services, LLC (the "Adviser"), has contractually agreed to waive and/or reimburse fees and/or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of the Fund (excluding acquired fund fees and expenses, Rule 12b-1 fees, interest, taxes, and non-routine or extraordinary expenses) as a percentage of average daily net assets to 0.68%, until May 31, 2012. These waivers and reimbursements may be terminated only by mutual agreement of the Adviser and the Fund.

Bennett Growth Fund
Bennett Growth Fund
Investment Objective
The Bennett Growth Fund (the "Fund") seeks long-term capital appreciation and, secondarily, capital preservation. The Fund is a feeder fund and pursues its objective by investing substantially all of its assets in its corresponding master fund, the Bennett Growth Series (the "Growth Series") of the Bennett Group Master Funds, which has the same investment objective and policies as the Fund.

Fees and Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  The table reflects both the direct expenses of the Fund and the indirect expenses of the Fund's portion of the expenses of the Growth Series.

You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the Bennett Group of Funds. More information about these and other discounts is available from your financial advisor, in the section entitled "Shareholder Information" on page 30.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees - Bennett Growth Fund	Class A	Class R
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.75%	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Bennett Growth Fund		Class A	Class R
Management fees		0.25%	0.25%
Distribution and service (12b-1) fees		0.25%	0.25%
Other expenses		1.41%	1.41%
Administration fees		0.25%	0.25%
All other expenses	[1]	1.16%	1.16%
Acquired fund (master fund) fees and expenses	[1][2]	0.80%	0.80%
Total annual fund operating expenses		2.71%	2.71%
Fee waivers and expense reimbursements	[3]	(0.96%)	(0.96%)
Total annual fund operating expenses after fee waivers and expense reimbursements		1.75%	1.75%
[1]	"All Other expenses," "Acquired fund (master fund) fees and expenses" and "Total annual fund operating expenses" are based on estimated amounts for the Fund and Growth Series for the current fiscal year.
[2]	The "Acquired fund (master fund) fees and expenses" reflect the expenses incurred by the Growth Series, which include the indirect expenses of the mutual funds and exchange-traded funds (the "Underlying Funds") in which the Growth Series invests. Because the Fund invests substantially all of its assets in the Growth Series, the Fund and its shareholders bear, indirectly, the expenses incurred by the Growth Series, including the Underlying Funds' expenses.
[3]	The Fund's investment adviser, Bennett Group Financial Services, LLC (the "Adviser"), has contractually agreed to waive and/or reimburse fees and/or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of the Fund (excluding acquired fund fees and expenses, Rule 12b-1 fees, interest, taxes, and non-routine or extraordinary expenses) as a percentage of average daily net assets to 0.70%, until May 31, 2012. These waivers and reimbursements may be terminated only by mutual agreement of the Adviser and the Fund.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the applicable waivers and reimbursements for the one-year period and the total operating expenses without waivers for years 2 and 3.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Bennett Growth Fund (USD $)	1 year	3 years
Class A	743	1,282
Class R	178	750

The example reflects the aggregate estimated annual operating expenses of the Fund, which include the Fund's portion of the expenses of the Growth Series.
Portfolio Turnover
A mutual fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  Because the Fund commenced operations as of the date of this Prospectus, information about portfolio turnover rate is not yet available.

Principal Investment Strategies
The Fund invests substantially all of its assets in the Growth Series.  The Growth Series is a fund of funds that invests its assets in a diversified group of unaffiliated mutual funds and exchange-traded funds (the "Underlying Funds").  These Underlying Funds will represent a wide variety of asset classes and will invest across various countries, regions, sectors, industries, and securities.  For example, the Underlying Funds in which the Growth Series may invest will include those that invest in equity securities, convertible securities, fixed income securities (such as corporate and government bonds), natural resources/commodities (such as precious metals and oil), real estate investment trusts and derivatives (such as futures, options or swap agreements).  These investments may be made in both domestic and foreign markets, including emerging markets.  By strategically allocating the Growth Series' assets among a number of asset classes and Underlying Funds, the Adviser believes the Growth Series' overall risk and volatility may be reduced.

The Adviser manages the Growth Series by using a three-stage investment process.  The Adviser begins by evaluating global liquidity trends at the country and sector level.  Global liquidity refers to the flow of capital into and out of countries or sectors.  It is affected by a variety of factors, including exchange rate adjustments, central bank intervention, monetary policy, fiscal policy, changes in the regulatory environment, average daily trading volumes, and the number of institutions participating in a particular market.  In analyzing global liquidity trends, the Adviser uses proprietary research to categorize countries and sectors as either liquidity receivers or liquidity senders based on the Adviser's determination of relative levels of, and changes in, global liquidity.  The Adviser considers liquidity senders to be older, developed countries (such as the United States, Japan and Western Europe) and sectors (such as financial services and healthcare) that generally have diminishing flows of capital investment.  Conversely, the Adviser considers liquidity receivers to be developing countries (such as China, Brazil and India) and sectors (such as precious metals and natural resources) that are experiencing, or will soon experience, rapidly increasing flows of capital investment.  The portfolio will invest predominantly in countries and sectors that are characterized as liquidity receivers.

Once the liquidity receiving countries and sectors have been identified, the Adviser will then develop a target asset allocation for the Growth Series.  The Adviser will use a top-down approach emphasizing economic trends and current investment themes on a global basis to allocate the Growth Series' assets across various liquidity receiving countries and sectors.  There will be no limitation as to the amount of the Growth Series' assets required to be invested in any one country, sector or asset class.

Finally, the Adviser will use a bottom-up process based on fundamental research when selecting the individual Underlying Funds in which the Growth Series will invest.  Among other things, the Adviser will consider an Underlying Fund's style attribution, asset class exposure, historical performance, risk/return profile and other quantitative measures.

In selecting the Underlying Funds in which the Growth Series will invest, the Adviser will also assess the overall risk profile of the Growth Series' portfolio of Underlying Funds.  The Adviser will seek to achieve the Growth Series' investment objective by investing in a combination of lower and higher-risk Underlying Funds.  The role of the lower-risk Underlying Funds, which typically will represent asset classes such as government securities or sovereign debt), is to provide safer, but lower, growth prospects.  The role of the higher-risk Underlying Funds, which typically will represent asset classes such as small-cap equities and commodities, is to capture higher levels of potential growth and enhance returns.  Under normal market conditions, the Growth Series' overall risk profile is designed to provide high growth potential by maintaining between 50% and 80% of the Growth Series' assets in Underlying Funds that are deemed higher risk.

In seeking to achieve the Growth Series' investment objective, the Adviser has the flexibility to respond promptly to changes in market and economic conditions by reallocating the Growth Series' investments.  These asset allocation decisions will generally be based on strategic capital markets research and/or relative market valuation of the asset classes represented by each Underlying Fund.  Modifications in the asset allocation or changes to the Underlying Funds generally will be based on strategic, long-term allocation decisions and not on tactical, short-term positioning.  The Adviser will generally sell individual Underlying Funds in response to changes in global themes; when there are adverse issues, or political risks, influences or events; or when the Adviser determines that a particular Underlying Fund, market, segment or sector is no longer considered attractive in absolute terms.

The Growth Series may gain exposure to the natural resources/commodities markets by investing up to 25% of its assets in a wholly owned subsidiary organized under the laws of the Cayman Islands (the "Subsidiary").  Like the Fund and the Growth Series, the Subsidiary is managed by the Adviser.  The Subsidiary is designed to enhance the ability of the Growth Series to obtain exposure to natural resources/commodities-related investments within the limitations of the federal tax law requirements that apply to the Fund and the Growth Series.  The Subsidiary is wholly owned and controlled by the Growth Series.  The Growth Series' Board has oversight responsibility for the investment activities of the Growth Series, including investments in the Subsidiary, and the Growth Series' role as the sole shareholder of the Subsidiary.  Moreover, in managing the Subsidiary's portfolio, the Adviser will be subject to the same operational guidelines that apply to the management of the Growth Series.

The Fund and the Growth Series each may use derivatives, such as futures contracts and options on futures contracts, to gain market exposure on their uninvested cash pending investment in securities or to maintain liquidity to pay redemptions.

Principal Risks
Investing in any mutual fund involves the risk that you may lose part or all of the money you invest.  Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Growth Series' portfolio.  The Fund, through its investments in the Growth Series and, indirectly, in the Underlying Funds is subject to the following principal risks:

Risk	Definition
Fund of funds risk
The risk that the Series' performance is affected by the Underlying Funds' performance.  There can be no assurance that the investment objectives of the Underlying Funds will be achieved; therefore, there can be no assurance that the Fund or the Series' objectives will be achieved. In addition, the Fund's shareholders and the Fund, as a shareholder of the Series, will indirectly bear the costs and expenses of the Underlying Funds.

Asset allocation risk	The risk that the Series' and the Underlying Funds' allocation strategies may not produce the desired results.
Exchange-Traded Fund risk
The risks that an ETF may experience many of the same risks associated with individual securities; is subject to market risk where the market as a whole, or that specific sector, may decline; and may trade at a discount to the aggregate value of its underlying securities.

Market risk
The risk that all or a majority of the securities in a certain market — like the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, or investor confidence or heavy institutional selling.

Equity risk	Stocks and other equity securities generally fluctuate in value more than bonds.
Foreign risk
The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, inefficient markets and higher transaction costs, changes in currency exchange rates, foreign economic conditions, or inadequate or different regulatory and accounting standards.

Currency risk
Underlying Funds that invest directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad. As a result, the Underlying Fund's investments in foreign currency-denominated securities may reduce the returns of the Series.

Credit risk	The risk that an issuer of a debt security, including a governmental issuer, may be unable to make interest payments and repay principal in a timely manner.
Interest rate risk
The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds; however, because companies in the real estate sector and smaller companies often borrow money to finance their operations, they may be adversely affected by rising interest rates.

Derivatives risk
Derivatives may involve additional expenses and are subject to the risk that a security or a securities index to which the derivative is associated moves in the opposite direction from what the portfolio manager had anticipated. Another risk of derivative transactions is the creditworthiness of the counterparty because the transactions rely upon the counterparty's ability to fulfill its contractual obligations.

Liquidity risk
The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them, which may prevent the Adviser from disposing of securities at a favorable time or price during periods of infrequent trading of such securities.

Natural resources/commodities risk
Investing in natural resources and commodities can be riskier than other types of investment activities because of a range of factors, including price fluctuation caused by real and perceived inflationary trends and political developments; and the cost assumed by natural resource and commodities companies in complying with environmental and safety regulations.

Real estate industry risk
This risk includes, among others, possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes, and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties resulting from, environmental problems; casualty for condemnation losses; uninsured damages from floods, earthquakes, or other natural disasters; limitations on and variations in rents; and changes in interest rates.

Industry concentration risk
Certain Underlying Funds may concentrate their investments in a particular industry or industries. Concentration risk results from maintaining exposure to issuers conducting business in a specific industry. The risk of concentrating investments in a particular industry is that an Underlying Fund will be more susceptible to the risks associated with that industry than a fund does not concentrate its investments.

Risks of investment in the Subsidiary
By investing in the Subsidiary, the Series are indirectly exposed to the risks associated with the Subsidiary's commodity-related investments. The Subsidiary will not be registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act.  Changes in the laws of the United States and/or the Cayman Islands, under which the Series and the Subsidiary, respectively, are organized, could result in the inability of the Series and/or the Subsidiary to operate as described in this Prospectus and could negatively affect the Series and their shareholders.

Past performance
Because the Fund commenced operations as of the date of this prospectus, the Fund does not have a performance history.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Bennett Group of Funds
Prospectus Date	rr_ProspectusDate	May 13, 2011
Bennett Growth Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.25%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	1.41%
Administration fees	rr_Component1OtherExpensesOverAssets	0.25%
All other expenses	rr_Component2OtherExpensesOverAssets	1.16%	[1]
Acquired fund (master fund) fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.80%	[1],[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.71%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.96%)	[3]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	1.75%
1 year	rr_ExpenseExampleYear01	743
3 years	rr_ExpenseExampleYear03	1,282
Bennett Growth Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.25%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	1.41%
Administration fees	rr_Component1OtherExpensesOverAssets	0.25%
All other expenses	rr_Component2OtherExpensesOverAssets	1.16%	[1]
Acquired fund (master fund) fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.80%	[1],[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.71%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.96%)	[3]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	1.75%
1 year	rr_ExpenseExampleYear01	178
3 years	rr_ExpenseExampleYear03	750
Bennett Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Bennett Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Bennett Growth Fund (the "Fund") seeks long-term capital appreciation and, secondarily, capital preservation. The Fund is a feeder fund and pursues its objective by investing substantially all of its assets in its corresponding master fund, the Bennett Growth Series (the "Growth Series") of the Bennett Group Master Funds, which has the same investment objective and policies as the Fund.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  The table reflects both the direct expenses of the Fund and the indirect expenses of the Fund's portion of the expenses of the Growth Series.

You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the Bennett Group of Funds. More information about these and other discounts is available from your financial advisor, in the section entitled "Shareholder Information" on page 30.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 31, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
A mutual fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  Because the Fund commenced operations as of the date of this Prospectus, information about portfolio turnover rate is not yet available.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Bennett Group of Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"All Other expenses," "Acquired fund (master fund) fees and expenses" and "Total annual fund operating expenses" are based on estimated amounts for the Fund and Growth Series for the current fiscal year
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the applicable waivers and reimbursements for the one-year period and the total operating expenses without waivers for years 2 and 3.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The example reflects the aggregate estimated annual operating expenses of the Fund, which include the Fund's portion of the expenses of the Growth Series.
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	The example reflects the aggregate estimated annual operating expenses of the Fund, which include the Fund's portion of the expenses of the Growth Series
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests substantially all of its assets in the Growth Series.  The Growth Series is a fund of funds that invests its assets in a diversified group of unaffiliated mutual funds and exchange-traded funds (the "Underlying Funds").  These Underlying Funds will represent a wide variety of asset classes and will invest across various countries, regions, sectors, industries, and securities.  For example, the Underlying Funds in which the Growth Series may invest will include those that invest in equity securities, convertible securities, fixed income securities (such as corporate and government bonds), natural resources/commodities (such as precious metals and oil), real estate investment trusts and derivatives (such as futures, options or swap agreements).  These investments may be made in both domestic and foreign markets, including emerging markets.  By strategically allocating the Growth Series' assets among a number of asset classes and Underlying Funds, the Adviser believes the Growth Series' overall risk and volatility may be reduced.

The Adviser manages the Growth Series by using a three-stage investment process.  The Adviser begins by evaluating global liquidity trends at the country and sector level.  Global liquidity refers to the flow of capital into and out of countries or sectors.  It is affected by a variety of factors, including exchange rate adjustments, central bank intervention, monetary policy, fiscal policy, changes in the regulatory environment, average daily trading volumes, and the number of institutions participating in a particular market.  In analyzing global liquidity trends, the Adviser uses proprietary research to categorize countries and sectors as either liquidity receivers or liquidity senders based on the Adviser's determination of relative levels of, and changes in, global liquidity.  The Adviser considers liquidity senders to be older, developed countries (such as the United States, Japan and Western Europe) and sectors (such as financial services and healthcare) that generally have diminishing flows of capital investment.  Conversely, the Adviser considers liquidity receivers to be developing countries (such as China, Brazil and India) and sectors (such as precious metals and natural resources) that are experiencing, or will soon experience, rapidly increasing flows of capital investment.  The portfolio will invest predominantly in countries and sectors that are characterized as liquidity receivers.

Once the liquidity receiving countries and sectors have been identified, the Adviser will then develop a target asset allocation for the Growth Series.  The Adviser will use a top-down approach emphasizing economic trends and current investment themes on a global basis to allocate the Growth Series' assets across various liquidity receiving countries and sectors.  There will be no limitation as to the amount of the Growth Series' assets required to be invested in any one country, sector or asset class.

Finally, the Adviser will use a bottom-up process based on fundamental research when selecting the individual Underlying Funds in which the Growth Series will invest.  Among other things, the Adviser will consider an Underlying Fund's style attribution, asset class exposure, historical performance, risk/return profile and other quantitative measures.

In selecting the Underlying Funds in which the Growth Series will invest, the Adviser will also assess the overall risk profile of the Growth Series' portfolio of Underlying Funds.  The Adviser will seek to achieve the Growth Series' investment objective by investing in a combination of lower and higher-risk Underlying Funds.  The role of the lower-risk Underlying Funds, which typically will represent asset classes such as government securities or sovereign debt), is to provide safer, but lower, growth prospects.  The role of the higher-risk Underlying Funds, which typically will represent asset classes such as small-cap equities and commodities, is to capture higher levels of potential growth and enhance returns.  Under normal market conditions, the Growth Series' overall risk profile is designed to provide high growth potential by maintaining between 50% and 80% of the Growth Series' assets in Underlying Funds that are deemed higher risk.

In seeking to achieve the Growth Series' investment objective, the Adviser has the flexibility to respond promptly to changes in market and economic conditions by reallocating the Growth Series' investments.  These asset allocation decisions will generally be based on strategic capital markets research and/or relative market valuation of the asset classes represented by each Underlying Fund.  Modifications in the asset allocation or changes to the Underlying Funds generally will be based on strategic, long-term allocation decisions and not on tactical, short-term positioning.  The Adviser will generally sell individual Underlying Funds in response to changes in global themes; when there are adverse issues, or political risks, influences or events; or when the Adviser determines that a particular Underlying Fund, market, segment or sector is no longer considered attractive in absolute terms.

The Growth Series may gain exposure to the natural resources/commodities markets by investing up to 25% of its assets in a wholly owned subsidiary organized under the laws of the Cayman Islands (the "Subsidiary").  Like the Fund and the Growth Series, the Subsidiary is managed by the Adviser.  The Subsidiary is designed to enhance the ability of the Growth Series to obtain exposure to natural resources/commodities-related investments within the limitations of the federal tax law requirements that apply to the Fund and the Growth Series.  The Subsidiary is wholly owned and controlled by the Growth Series.  The Growth Series' Board has oversight responsibility for the investment activities of the Growth Series, including investments in the Subsidiary, and the Growth Series' role as the sole shareholder of the Subsidiary.  Moreover, in managing the Subsidiary's portfolio, the Adviser will be subject to the same operational guidelines that apply to the management of the Growth Series.

The Fund and the Growth Series each may use derivatives, such as futures contracts and options on futures contracts, to gain market exposure on their uninvested cash pending investment in securities or to maintain liquidity to pay redemptions.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Investing in any mutual fund involves the risk that you may lose part or all of the money you invest.  Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Growth Series' portfolio.  The Fund, through its investments in the Growth Series and, indirectly, in the Underlying Funds is subject to the following principal risks:

Risk	Definition
Fund of funds risk
The risk that the Series' performance is affected by the Underlying Funds' performance.  There can be no assurance that the investment objectives of the Underlying Funds will be achieved; therefore, there can be no assurance that the Fund or the Series' objectives will be achieved. In addition, the Fund's shareholders and the Fund, as a shareholder of the Series, will indirectly bear the costs and expenses of the Underlying Funds.

Asset allocation risk	The risk that the Series' and the Underlying Funds' allocation strategies may not produce the desired results.
Exchange-Traded Fund risk
The risks that an ETF may experience many of the same risks associated with individual securities; is subject to market risk where the market as a whole, or that specific sector, may decline; and may trade at a discount to the aggregate value of its underlying securities.

Market risk
The risk that all or a majority of the securities in a certain market — like the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, or investor confidence or heavy institutional selling.

Equity risk	Stocks and other equity securities generally fluctuate in value more than bonds.
Foreign risk
The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, inefficient markets and higher transaction costs, changes in currency exchange rates, foreign economic conditions, or inadequate or different regulatory and accounting standards.

Currency risk
Underlying Funds that invest directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad. As a result, the Underlying Fund's investments in foreign currency-denominated securities may reduce the returns of the Series.

Credit risk	The risk that an issuer of a debt security, including a governmental issuer, may be unable to make interest payments and repay principal in a timely manner.
Interest rate risk
The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds; however, because companies in the real estate sector and smaller companies often borrow money to finance their operations, they may be adversely affected by rising interest rates.

Derivatives risk
Derivatives may involve additional expenses and are subject to the risk that a security or a securities index to which the derivative is associated moves in the opposite direction from what the portfolio manager had anticipated. Another risk of derivative transactions is the creditworthiness of the counterparty because the transactions rely upon the counterparty's ability to fulfill its contractual obligations.

Liquidity risk
The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them, which may prevent the Adviser from disposing of securities at a favorable time or price during periods of infrequent trading of such securities.

Natural resources/commodities risk
Investing in natural resources and commodities can be riskier than other types of investment activities because of a range of factors, including price fluctuation caused by real and perceived inflationary trends and political developments; and the cost assumed by natural resource and commodities companies in complying with environmental and safety regulations.

Real estate industry risk
This risk includes, among others, possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes, and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties resulting from, environmental problems; casualty for condemnation losses; uninsured damages from floods, earthquakes, or other natural disasters; limitations on and variations in rents; and changes in interest rates.

Industry concentration risk
Certain Underlying Funds may concentrate their investments in a particular industry or industries. Concentration risk results from maintaining exposure to issuers conducting business in a specific industry. The risk of concentrating investments in a particular industry is that an Underlying Fund will be more susceptible to the risks associated with that industry than a fund does not concentrate its investments.

Risks of investment in the Subsidiary
By investing in the Subsidiary, the Series are indirectly exposed to the risks associated with the Subsidiary's commodity-related investments. The Subsidiary will not be registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act.  Changes in the laws of the United States and/or the Cayman Islands, under which the Series and the Subsidiary, respectively, are organized, could result in the inability of the Series and/or the Subsidiary to operate as described in this Prospectus and could negatively affect the Series and their shareholders.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the Fund commenced operations as of the date of this prospectus, the Fund does not have a performance history.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund commenced operations as of the date of this prospectus, the Fund does not have a performance history

[1]	"All Other expenses," "Acquired fund (master fund) fees and expenses" and "Total annual fund operating expenses" are based on estimated amounts for the Fund and Growth Series for the current fiscal year.
[2]	The "Acquired fund (master fund) fees and expenses" reflect the expenses incurred by the Growth Series, which include the indirect expenses of the mutual funds and exchange-traded funds (the "Underlying Funds") in which the Growth Series invests. Because the Fund invests substantially all of its assets in the Growth Series, the Fund and its shareholders bear, indirectly, the expenses incurred by the Growth Series, including the Underlying Funds' expenses.
[3]	The Fund's investment adviser, Bennett Group Financial Services, LLC (the "Adviser"), has contractually agreed to waive and/or reimburse fees and/or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of the Fund (excluding acquired fund fees and expenses, Rule 12b-1 fees, interest, taxes, and non-routine or extraordinary expenses) as a percentage of average daily net assets to 0.70%, until May 31, 2012. These waivers and reimbursements may be terminated only by mutual agreement of the Adviser and the Fund.

Bennett Aggressive Growth Fund
Bennett Aggressive Growth Fund
Investment Objective
The Bennett Aggressive Growth Fund (the "Fund") seeks long-term capital appreciation. The Fund is a feeder fund and pursues its objective by investing substantially all of its assets in its corresponding master fund, the Bennett Aggressive Growth Series (the "Aggressive Growth Series") of the Bennett Group Master Funds, which has the same investment objective and policies as the Fund.

Fees and Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  The table reflects both the direct expenses of the Fund and the indirect expenses of the Fund's portion of the expenses of the Aggressive Growth Series.

You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the Bennett Group of Funds. More information about these and other discounts is available from your financial advisor, in the section entitled "Shareholder Information" on page 30.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees - Bennett Aggressive Growth Fund	Class A	Class R
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.75%	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Bennett Aggressive Growth Fund		Class A	Class R
Management fees		0.25%	0.25%
Distribution and service (12b-1) fees		0.25%	0.25%
Other expenses		1.41%	1.41%
Administration fees		0.25%	0.25%
All other expenses	[1]	1.16%	1.16%
Acquired fund (master fund) fees and expenses	[1][2]	0.79%	0.79%
Total annual fund operating expenses		2.70%	2.70%
Fee waivers and expense reimbursements	[3]	(0.95%)	(0.95%)
Total annual fund operating expenses after fee waivers and expense reimbursements		1.75%	1.75%
[1]	"All Other expenses," "Acquired fund (master fund) fees and expenses" and "Total annual fund operating expenses" are based on estimated amounts for the Fund and Aggressive Growth Series for the current fiscal year.
[2]	The "Acquired fund (master fund) fees and expenses" reflect the expenses incurred by the Aggressive Growth Series, which include the indirect expenses of the mutual funds and exchange-traded funds (the "Underlying Funds") in which the Aggressive Growth Series invests. Because the Fund invests substantially all of its assets in the Aggressive Growth Series, the Fund and its shareholders bear, indirectly, the expenses incurred by the Aggressive Growth Series, including the Underlying Funds' expenses.
[3]	The Fund's investment adviser, Bennett Group Financial Services, LLC (the "Adviser"), has contractually agreed to waive and/or reimburse fees and/or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of the Fund (excluding acquired fund fees and expenses, Rule 12b-1 fees, interest, taxes, and non-routine or extraordinary expenses) as a percentage of average daily net assets to 0.71%, until May 31, 2012. These waivers and reimbursements may be terminated only by mutual agreement of the Adviser and the Fund.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the applicable waivers and reimbursements for the one-year period and the total operating expenses without waivers for years 2 and 3.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Bennett Aggressive Growth Fund (USD $)	1 year	3 years
Class A	743	1,280
Class R	178	748

The example reflects the aggregate estimated annual operating expenses of the Fund, which include the Fund's portion of the expenses of the Aggressive Growth Series.
Portfolio Turnover
A mutual fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  Because the Fund commenced operations as of the date of this Prospectus, information about portfolio turnover rate is not yet available.

Principal Investment Strategies
The Fund invests substantially all of its assets in the Aggressive Growth Series.  The Aggressive Growth Series is a fund of funds that invests its assets in a diversified group of unaffiliated mutual funds and exchange-traded funds (the "Underlying Funds").  These Underlying Funds will represent a wide variety of asset classes and will invest across various countries, regions, sectors, industries, and securities.  For example, the Underlying Funds in which the Aggressive Growth Series may invest will include those that invest in equity securities, convertible securities, fixed income securities (such as corporate and government bonds), natural resources/commodities (such as precious metals and oil), real estate investment trusts and derivatives (such as futures, options or swap agreements).  These investments may be made in both domestic and foreign markets, including emerging markets.  By strategically allocating the Aggressive Growth Series' assets among a number of asset classes and Underlying Funds, the Adviser believes the Aggressive Growth Series' overall risk and volatility may be reduced.

The Adviser manages the Aggressive Growth Series by using a three-stage investment process.  The Adviser begins by evaluating global liquidity trends at the country and sector level.  Global liquidity refers to the flow of capital into and out of countries or sectors.  It is affected by a variety of factors, including exchange rate adjustments, central bank intervention, monetary policy, fiscal policy, changes in the regulatory environment, average daily trading volumes, and the number of institutions participating in a particular market.  In analyzing global liquidity trends, the Adviser uses proprietary research to categorize countries and sectors as either liquidity receivers or liquidity senders based on the Adviser's determination of relative levels of, and changes in, global liquidity.  The Adviser considers liquidity senders to be older, developed countries (such as the United States, Japan and Western Europe) and sectors (such as financial services and healthcare) that generally have diminishing flows of capital investment.  Conversely, the Adviser considers liquidity receivers to be developing countries (such as China, Brazil and India) and sectors (such as precious metals and natural resources) that are experiencing, or will soon experience, rapidly increasing flows of capital investment.  The portfolio will invest predominantly in countries and sectors that are characterized as liquidity receivers.

Once the liquidity receiving countries and sectors have been identified, the Adviser will then develop a target asset allocation for the Aggressive Growth Series.  The Adviser will use a top-down approach emphasizing economic trends and current investment themes on a global basis to allocate the Aggressive Growth Series' assets across various liquidity receiving countries and sectors.  There will be no limitation as to the amount of the Aggressive Growth Series' assets required to be invested in any one country, sector or asset class.

Finally, the Adviser will use a bottom-up process based on fundamental research when selecting the individual Underlying Funds in which the Aggressive Growth Series will invest.  Among other things, the Adviser will consider an Underlying Fund's style attribution, asset class exposure, historical performance, risk/return profile and other quantitative measures.

In selecting the Underlying Funds in which the Aggressive Growth Series will invest, the Adviser will also assess the overall risk profile of the Aggressive Growth Series' portfolio of Underlying Funds.  The Adviser will seek to achieve the Aggressive Growth Series' investment objective by investing in a combination of lower and higher-risk Underlying Funds.  The role of the lower-risk Underlying Funds, which typically will represent asset classes such as government securities or sovereign debt), is to provide safer, but lower, growth prospects.  The role of the higher-risk Underlying Funds, which typically will represent asset classes such as small-cap equities and commodities, is to capture higher levels of potential growth and enhance returns.  Under normal market conditions, the Aggressive Growth Series' overall risk profile is designed to provide higher growth potential by maintaining between 50% and 100% of the Aggressive Growth Series' assets in Underlying Funds that are deemed higher risk.

In seeking to achieve the Aggressive Growth Series' investment objective, the Adviser has the flexibility to respond promptly to changes in market and economic conditions by reallocating the Aggressive Growth Series' investments.  These asset allocation decisions will generally be based on strategic capital markets research and/or relative market valuation of the asset classes represented by each Underlying Fund.  Modifications in the asset allocation or changes to the Underlying Funds generally will be based on strategic, long-term allocation decisions and not on tactical, short-term positioning.  The Adviser will generally sell individual Underlying Funds in response to changes in global themes; when there are adverse issues, or political risks, influences or events; or when the Adviser determines that a particular Underlying Fund, market, segment or sector is no longer considered attractive in absolute terms.

The Aggressive Growth Series may gain exposure to the natural resources/commodities markets by investing up to 25% of its assets in a wholly owned subsidiary organized under the laws of the Cayman Islands (the "Subsidiary").  Like the Fund and the Aggressive Growth Series, the Subsidiary is managed by the Adviser.  The Subsidiary is designed to enhance the ability of the Aggressive Growth Series to obtain exposure to natural resources/commodities-related investments within the limitations of the federal tax law requirements that apply to the Fund and the Aggressive Growth Series.  The Subsidiary is wholly owned and controlled by the Aggressive Growth Series.  The Aggressive Growth Series' Board has oversight responsibility for the investment activities of the Aggressive Growth Series, including investments in the Subsidiary, and the Aggressive Growth Series' role as the sole shareholder of the Subsidiary.  Moreover, in managing the Subsidiary's portfolio, the Adviser will be subject to the same operational guidelines that apply to the management of the Aggressive Growth Series.

The Fund and the Aggressive Growth Series each may use derivatives, such as futures contracts and options on futures contracts, to gain market exposure on their uninvested cash pending investment in securities or to maintain liquidity to pay redemptions.

Principal Risks
Investing in any mutual fund involves the risk that you may lose part or all of the money you invest.  Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Aggressive Growth Series' portfolio.  The Fund, through its investments in the Aggressive Growth Series and, indirectly, in the Underlying Funds is subject to the following principal risks:

Risk	Definition
Fund of funds risk
The risk that the Series' performance is affected by the Underlying Funds' performance.  There can be no assurance that the investment objectives of the Underlying Funds will be achieved; therefore, there can be no assurance that the Fund or the Series' objectives will be achieved. In addition, the Fund's shareholders and the Fund, as a shareholder of the Series, will indirectly bear the costs and expenses of the Underlying Funds.

Asset allocation risk	The risk that the Series' and the Underlying Funds' allocation strategies may not produce the desired results.
Exchange-Traded Fund risk
The risks that an ETF may experience many of the same risks associated with individual securities; is subject to market risk where the market as a whole, or that specific sector, may decline; and may trade at a discount to the aggregate value of its underlying securities.

Market risk
The risk that all or a majority of the securities in a certain market — like the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, or investor confidence or heavy institutional selling.

Equity risk	Stocks and other equity securities generally fluctuate in value more than bonds.
Foreign risk
The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, inefficient markets and higher transaction costs, changes in currency exchange rates, foreign economic conditions, or inadequate or different regulatory and accounting standards.

Currency risk
Underlying Funds that invest directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad. As a result, the Underlying Fund's investments in foreign currency-denominated securities may reduce the returns of the Series.

Credit risk	The risk that an issuer of a debt security, including a governmental issuer, may be unable to make interest payments and repay principal in a timely manner.
Interest rate risk
The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds; however, because companies in the real estate sector and smaller companies often borrow money to finance their operations, they may be adversely affected by rising interest rates.

Derivatives risk
Derivatives may involve additional expenses and are subject to the risk that a security or a securities index to which the derivative is associated moves in the opposite direction from what the portfolio manager had anticipated. Another risk of derivative transactions is the creditworthiness of the counterparty because the transactions rely upon the counterparty's ability to fulfill its contractual obligations.

Liquidity risk
The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them, which may prevent the Adviser from disposing of securities at a favorable time or price during periods of infrequent trading of such securities.

Natural resources/commodities risk
Investing in natural resources and commodities can be riskier than other types of investment activities because of a range of factors, including price fluctuation caused by real and perceived inflationary trends and political developments; and the cost assumed by natural resource and commodities companies in complying with environmental and safety regulations.

Real estate industry risk
This risk includes, among others, possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes, and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties resulting from, environmental problems; casualty for condemnation losses; uninsured damages from floods, earthquakes, or other natural disasters; limitations on and variations in rents; and changes in interest rates.

Industry concentration risk
Certain Underlying Funds may concentrate their investments in a particular industry or industries. Concentration risk results from maintaining exposure to issuers conducting business in a specific industry. The risk of concentrating investments in a particular industry is that an Underlying Fund will be more susceptible to the risks associated with that industry than a fund does not concentrate its investments.

Risks of investment in the Subsidiary
By investing in the Subsidiary, the Series are indirectly exposed to the risks associated with the Subsidiary's commodity-related investments. The Subsidiary will not be registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act.  Changes in the laws of the United States and/or the Cayman Islands, under which the Series and the Subsidiary, respectively, are organized, could result in the inability of the Series and/or the Subsidiary to operate as described in this Prospectus and could negatively affect the Series and their shareholders.

Past performance
Because the Fund commenced operations as of the date of this prospectus, the Fund does not have a performance history.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Bennett Group of Funds
Prospectus Date	rr_ProspectusDate	May 13, 2011
Bennett Aggressive Growth Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.25%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	1.41%
Administration fees	rr_Component1OtherExpensesOverAssets	0.25%
All other expenses	rr_Component2OtherExpensesOverAssets	1.16%	[1]
Acquired fund (master fund) fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.79%	[1],[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.70%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.95%)	[3]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	1.75%
1 year	rr_ExpenseExampleYear01	743
3 years	rr_ExpenseExampleYear03	1,280
Bennett Aggressive Growth Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.25%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	1.41%
Administration fees	rr_Component1OtherExpensesOverAssets	0.25%
All other expenses	rr_Component2OtherExpensesOverAssets	1.16%	[1]
Acquired fund (master fund) fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.79%	[1],[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.70%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.95%)	[3]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	1.75%
1 year	rr_ExpenseExampleYear01	178
3 years	rr_ExpenseExampleYear03	748
Bennett Aggressive Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Bennett Aggressive Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Bennett Aggressive Growth Fund (the "Fund") seeks long-term capital appreciation. The Fund is a feeder fund and pursues its objective by investing substantially all of its assets in its corresponding master fund, the Bennett Aggressive Growth Series (the "Aggressive Growth Series") of the Bennett Group Master Funds, which has the same investment objective and policies as the Fund.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  The table reflects both the direct expenses of the Fund and the indirect expenses of the Fund's portion of the expenses of the Aggressive Growth Series.

You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the Bennett Group of Funds. More information about these and other discounts is available from your financial advisor, in the section entitled "Shareholder Information" on page 30.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 31, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
A mutual fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  Because the Fund commenced operations as of the date of this Prospectus, information about portfolio turnover rate is not yet available.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Bennett Group of Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"All Other expenses," "Acquired fund (master fund) fees and expenses" and "Total annual fund operating expenses" are based on estimated amounts for the Fund and Aggressive Growth Series for the current fiscal year
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the applicable waivers and reimbursements for the one-year period and the total operating expenses without waivers for years 2 and 3.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The example reflects the aggregate estimated annual operating expenses of the Fund, which include the Fund's portion of the expenses of the Aggressive Growth Series.
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	The example reflects the aggregate estimated annual operating expenses of the Fund, which include the Fund's portion of the expenses of the Aggressive Growth Series
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests substantially all of its assets in the Aggressive Growth Series.  The Aggressive Growth Series is a fund of funds that invests its assets in a diversified group of unaffiliated mutual funds and exchange-traded funds (the "Underlying Funds").  These Underlying Funds will represent a wide variety of asset classes and will invest across various countries, regions, sectors, industries, and securities.  For example, the Underlying Funds in which the Aggressive Growth Series may invest will include those that invest in equity securities, convertible securities, fixed income securities (such as corporate and government bonds), natural resources/commodities (such as precious metals and oil), real estate investment trusts and derivatives (such as futures, options or swap agreements).  These investments may be made in both domestic and foreign markets, including emerging markets.  By strategically allocating the Aggressive Growth Series' assets among a number of asset classes and Underlying Funds, the Adviser believes the Aggressive Growth Series' overall risk and volatility may be reduced.

The Adviser manages the Aggressive Growth Series by using a three-stage investment process.  The Adviser begins by evaluating global liquidity trends at the country and sector level.  Global liquidity refers to the flow of capital into and out of countries or sectors.  It is affected by a variety of factors, including exchange rate adjustments, central bank intervention, monetary policy, fiscal policy, changes in the regulatory environment, average daily trading volumes, and the number of institutions participating in a particular market.  In analyzing global liquidity trends, the Adviser uses proprietary research to categorize countries and sectors as either liquidity receivers or liquidity senders based on the Adviser's determination of relative levels of, and changes in, global liquidity.  The Adviser considers liquidity senders to be older, developed countries (such as the United States, Japan and Western Europe) and sectors (such as financial services and healthcare) that generally have diminishing flows of capital investment.  Conversely, the Adviser considers liquidity receivers to be developing countries (such as China, Brazil and India) and sectors (such as precious metals and natural resources) that are experiencing, or will soon experience, rapidly increasing flows of capital investment.  The portfolio will invest predominantly in countries and sectors that are characterized as liquidity receivers.

Once the liquidity receiving countries and sectors have been identified, the Adviser will then develop a target asset allocation for the Aggressive Growth Series.  The Adviser will use a top-down approach emphasizing economic trends and current investment themes on a global basis to allocate the Aggressive Growth Series' assets across various liquidity receiving countries and sectors.  There will be no limitation as to the amount of the Aggressive Growth Series' assets required to be invested in any one country, sector or asset class.

Finally, the Adviser will use a bottom-up process based on fundamental research when selecting the individual Underlying Funds in which the Aggressive Growth Series will invest.  Among other things, the Adviser will consider an Underlying Fund's style attribution, asset class exposure, historical performance, risk/return profile and other quantitative measures.

In selecting the Underlying Funds in which the Aggressive Growth Series will invest, the Adviser will also assess the overall risk profile of the Aggressive Growth Series' portfolio of Underlying Funds.  The Adviser will seek to achieve the Aggressive Growth Series' investment objective by investing in a combination of lower and higher-risk Underlying Funds.  The role of the lower-risk Underlying Funds, which typically will represent asset classes such as government securities or sovereign debt), is to provide safer, but lower, growth prospects.  The role of the higher-risk Underlying Funds, which typically will represent asset classes such as small-cap equities and commodities, is to capture higher levels of potential growth and enhance returns.  Under normal market conditions, the Aggressive Growth Series' overall risk profile is designed to provide higher growth potential by maintaining between 50% and 100% of the Aggressive Growth Series' assets in Underlying Funds that are deemed higher risk.

In seeking to achieve the Aggressive Growth Series' investment objective, the Adviser has the flexibility to respond promptly to changes in market and economic conditions by reallocating the Aggressive Growth Series' investments.  These asset allocation decisions will generally be based on strategic capital markets research and/or relative market valuation of the asset classes represented by each Underlying Fund.  Modifications in the asset allocation or changes to the Underlying Funds generally will be based on strategic, long-term allocation decisions and not on tactical, short-term positioning.  The Adviser will generally sell individual Underlying Funds in response to changes in global themes; when there are adverse issues, or political risks, influences or events; or when the Adviser determines that a particular Underlying Fund, market, segment or sector is no longer considered attractive in absolute terms.

The Aggressive Growth Series may gain exposure to the natural resources/commodities markets by investing up to 25% of its assets in a wholly owned subsidiary organized under the laws of the Cayman Islands (the "Subsidiary").  Like the Fund and the Aggressive Growth Series, the Subsidiary is managed by the Adviser.  The Subsidiary is designed to enhance the ability of the Aggressive Growth Series to obtain exposure to natural resources/commodities-related investments within the limitations of the federal tax law requirements that apply to the Fund and the Aggressive Growth Series.  The Subsidiary is wholly owned and controlled by the Aggressive Growth Series.  The Aggressive Growth Series' Board has oversight responsibility for the investment activities of the Aggressive Growth Series, including investments in the Subsidiary, and the Aggressive Growth Series' role as the sole shareholder of the Subsidiary.  Moreover, in managing the Subsidiary's portfolio, the Adviser will be subject to the same operational guidelines that apply to the management of the Aggressive Growth Series.

The Fund and the Aggressive Growth Series each may use derivatives, such as futures contracts and options on futures contracts, to gain market exposure on their uninvested cash pending investment in securities or to maintain liquidity to pay redemptions.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Investing in any mutual fund involves the risk that you may lose part or all of the money you invest.  Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Aggressive Growth Series' portfolio.  The Fund, through its investments in the Aggressive Growth Series and, indirectly, in the Underlying Funds is subject to the following principal risks:

Risk	Definition
Fund of funds risk
The risk that the Series' performance is affected by the Underlying Funds' performance.  There can be no assurance that the investment objectives of the Underlying Funds will be achieved; therefore, there can be no assurance that the Fund or the Series' objectives will be achieved. In addition, the Fund's shareholders and the Fund, as a shareholder of the Series, will indirectly bear the costs and expenses of the Underlying Funds.

Asset allocation risk	The risk that the Series' and the Underlying Funds' allocation strategies may not produce the desired results.
Exchange-Traded Fund risk
The risks that an ETF may experience many of the same risks associated with individual securities; is subject to market risk where the market as a whole, or that specific sector, may decline; and may trade at a discount to the aggregate value of its underlying securities.

Market risk
The risk that all or a majority of the securities in a certain market — like the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, or investor confidence or heavy institutional selling.

Equity risk	Stocks and other equity securities generally fluctuate in value more than bonds.
Foreign risk
The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, inefficient markets and higher transaction costs, changes in currency exchange rates, foreign economic conditions, or inadequate or different regulatory and accounting standards.

Currency risk
Underlying Funds that invest directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad. As a result, the Underlying Fund's investments in foreign currency-denominated securities may reduce the returns of the Series.

Credit risk	The risk that an issuer of a debt security, including a governmental issuer, may be unable to make interest payments and repay principal in a timely manner.
Interest rate risk
The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds; however, because companies in the real estate sector and smaller companies often borrow money to finance their operations, they may be adversely affected by rising interest rates.

Derivatives risk
Derivatives may involve additional expenses and are subject to the risk that a security or a securities index to which the derivative is associated moves in the opposite direction from what the portfolio manager had anticipated. Another risk of derivative transactions is the creditworthiness of the counterparty because the transactions rely upon the counterparty's ability to fulfill its contractual obligations.

Liquidity risk
The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them, which may prevent the Adviser from disposing of securities at a favorable time or price during periods of infrequent trading of such securities.

Natural resources/commodities risk
Investing in natural resources and commodities can be riskier than other types of investment activities because of a range of factors, including price fluctuation caused by real and perceived inflationary trends and political developments; and the cost assumed by natural resource and commodities companies in complying with environmental and safety regulations.

Real estate industry risk
This risk includes, among others, possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes, and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties resulting from, environmental problems; casualty for condemnation losses; uninsured damages from floods, earthquakes, or other natural disasters; limitations on and variations in rents; and changes in interest rates.

Industry concentration risk
Certain Underlying Funds may concentrate their investments in a particular industry or industries. Concentration risk results from maintaining exposure to issuers conducting business in a specific industry. The risk of concentrating investments in a particular industry is that an Underlying Fund will be more susceptible to the risks associated with that industry than a fund does not concentrate its investments.

Risks of investment in the Subsidiary
By investing in the Subsidiary, the Series are indirectly exposed to the risks associated with the Subsidiary's commodity-related investments. The Subsidiary will not be registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act.  Changes in the laws of the United States and/or the Cayman Islands, under which the Series and the Subsidiary, respectively, are organized, could result in the inability of the Series and/or the Subsidiary to operate as described in this Prospectus and could negatively affect the Series and their shareholders.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the Fund commenced operations as of the date of this prospectus, the Fund does not have a performance history.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund commenced operations as of the date of this prospectus, the Fund does not have a performance history

[1]	"All Other expenses," "Acquired fund (master fund) fees and expenses" and "Total annual fund operating expenses" are based on estimated amounts for the Fund and Aggressive Growth Series for the current fiscal year.
[2]	The "Acquired fund (master fund) fees and expenses" reflect the expenses incurred by the Aggressive Growth Series, which include the indirect expenses of the mutual funds and exchange-traded funds (the "Underlying Funds") in which the Aggressive Growth Series invests. Because the Fund invests substantially all of its assets in the Aggressive Growth Series, the Fund and its shareholders bear, indirectly, the expenses incurred by the Aggressive Growth Series, including the Underlying Funds' expenses.
[3]	The Fund's investment adviser, Bennett Group Financial Services, LLC (the "Adviser"), has contractually agreed to waive and/or reimburse fees and/or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of the Fund (excluding acquired fund fees and expenses, Rule 12b-1 fees, interest, taxes, and non-routine or extraordinary expenses) as a percentage of average daily net assets to 0.71%, until May 31, 2012. These waivers and reimbursements may be terminated only by mutual agreement of the Adviser and the Fund.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 13, 2011